Supplemental Cash Flow Information - Supplementary Cash Flow Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Statement of cash flows, additional disclosures [Abstract]
Property, plant and equipment in accounts payable	$ 1,463	$ (818)
Right-of-use asset additions	727	6,106
Amortization of prepaids	20,281	11,854
Interest paid	2,355	2,923
Interest received	(2,467)	(6,300)
Income taxes paid	$ 759	$ 928